Other disclosures - Share-based payment schemes - General terms and conditions of launched programmes (Details) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2023 shares kr / shares	Dec. 31, 2022 shares kr / shares	Dec. 31, 2021 shares kr / shares	Dec. 31, 2020 shares kr / shares	Feb. 01, 2023 DKK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted (in krone per share) | kr					kr 1,331
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years
2023 | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	3,000,000.0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares	kr 446
Amortisation period	3 years 6 months
2023 | Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	600,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares	kr 456
Amortisation period	3 years
2023 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	3,100,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares	kr 456
Amortisation period	3 years
2023 | Restricted stock units to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	300,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares	kr 544
Amortisation period	3 years
2022 | Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		700,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares		kr 320
Amortisation period		3 years
2022 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		3,300,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares		kr 320
Amortisation period		3 years
2022 | Restricted stock units to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		800,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares		kr 371
Amortisation period		3 years
2021 | Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares			1,000,000.0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares			kr 212
Amortisation period			3 years
2021 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares			3,000,000.0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares			kr 212
Amortisation period			3 years
2021 | Restricted stock units to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares			300,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares			kr 269
Amortisation period			3 years
2020 | Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares				900,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares				kr 206
Amortisation period				4 years
2020 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares				2,400,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in krone per share) | kr / shares				kr 206
Amortisation period				4 years